Deferred Tax Assets (Tables)	12 Months Ended
Mar. 31, 2025
Deferred Tax Assets [Abstract]
Schedule of Deferred Tax Assets

The movements of deferred tax assets are as follows:

	Credit loss in relation to accounts receivable	Deferred taxable income	Unused tax loss	Total
	US$’000	US$’000	US$’000	US$’000
As of March 31, 2023	88	481	-	569
Credit (charge) for the year	(52)	(89)	-	(141)
Exchange realignment	-	-	-	-
As of March 31, 2024	36	392	-	428
Credit (charge) for the year	2	(391)	148	(241)
Exchange realignment	-	(1)	2	1
As of March 31, 2025	38	-	150	188